Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure
EAD	kr 342,561	kr 330,696
Risk exposure amount	89,202	88,657
Minimum capital requirements	7,136	7,093
Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	2,245	2,367
Risk exposure amount	2,245	2,367
Minimum capital requirements	180	189
Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	2,245	2,367
Risk exposure amount	2,245	2,367
Minimum capital requirements	180	189
Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	340,316	328,329
Risk exposure amount	80,377	79,838
Minimum capital requirements	6,430	6,387
Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD	192,077	172,148
Risk exposure amount	9,684	8,816
Minimum capital requirements	775	705
Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	30,661	45,437
Risk exposure amount	6,764	10,802
Minimum capital requirements	541	864
Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	117,415	110,592
Risk exposure amount	63,766	60,068
Minimum capital requirements	5,101	4,806
Credit risk | IRB approach | Non-credit-obligation assets
Disclosure of credit risk exposure
EAD	163	152
Risk exposure amount	163	152
Minimum capital requirements	13	12
Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	5,535	5,613
Risk exposure amount	1,908	1,980
Minimum capital requirements	153	158
Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	3,847	3,646
Risk exposure amount	2,739	2,352
Minimum capital requirements	219	188
Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	2,284	2,534
Minimum capital requirements	183	203
Currency risk
Disclosure of credit risk exposure
Risk exposure amount	664	695
Minimum capital requirements	52	56
Commodities risk
Disclosure of credit risk exposure
Risk exposure amount	7	9
Minimum capital requirements	1	1
Operational risk
Disclosure of credit risk exposure
Risk exposure amount	3,625	3,214
Minimum capital requirements	kr 290	kr 257